SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Adjustments Resulting from the Foreign Currency Translations	Adjustments resulting from the translation are recorded as a separate component of accumulated other comprehensive income in stockholders’ equity.

	June 30, 2021	June 30, 2020
Statement of financial position items, except for equity accounts	6.4601	7.0697

	For the years ended June 30
	2021	2020
Items in the statements of income and comprehensive income, and statements of cash flows	6.6273	7.0319